Leases payable and related obligations (Details) - Schedule of leases payable and related obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current
Leases - IFRS 16	R$ 18,581	R$ 30,545
Current net	18,581	30,545
Non-current
Costs with restoring of sugarcane fields – Parceria IV	111,717	97,223
Leases - IFRS 16	118,853	71,227
Non-current net	23,057	168,450
Total	R$ 249,151	R$ 198,995